Research and Development and Energy Efficiency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	R$ 25,090
Other amounts payable	231,527
Research and development and energy efficiency	614,758	R$ 627,097	R$ 665,011
Amounts payable, before any related prepayments	358,141
Research and development and energy efficiency, current	370,244	292,495
Research and development and energy efficiency, noncurrent	244,514	334,602
M M E [Member]
IfrsStatementLineItems [Line Items]
Research and development and energy efficiency	3,314	3,790	4,041
R And D [Member]
IfrsStatementLineItems [Line Items]
Research and development and energy efficiency	260,243	286,029	R$ 332,746
Research And Development [Member]
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	11,224
Other amounts payable	29,631
Research and development and energy efficiency	270,145	297,403
Amounts payable, before any related prepayments	229,290
Research And Development [Member] | National Fund For Scientific And Technological [Member]
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	6,588
Other amounts payable	(0)
Research and development and energy efficiency	6,588	7,584
Research And Development [Member] | M M E [Member]
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	3,314
Other amounts payable	(0)
Research and development and energy efficiency	3,314	3,790
Research And Development [Member] | R And D [Member]
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	1,322
Other amounts payable	29,631
Research and development and energy efficiency	260,243	286,029
Amounts payable, before any related prepayments	229,290
Energy Efficiency Program [Member]
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	13,866
Other amounts payable	201,896
Research and development and energy efficiency	344,613	329,694
Amounts payable, before any related prepayments	128,851
Energy Efficiency Program [Member] | National Program Of Electricity Conservation Procel [Member]
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	11,960
Other amounts payable	(0)
Research and development and energy efficiency	11,960	19,883
Energy Efficiency Program [Member] | E E P [Member]
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	1,906
Other amounts payable	201,896
Research and development and energy efficiency	332,653	R$ 309,811
Amounts payable, before any related prepayments	R$ 128,851